Quarterly Report
November 30, 2022
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street International Stock Selection Fund	1
Notes to Schedules of Investments (Unaudited)	6
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 11.3%
Aurizon Holdings, Ltd.	381,408	$991,308
Austal, Ltd.	104,750	174,463
BHP Group, Ltd.	67,285	2,089,559
Coles Group, Ltd.	122,329	1,412,844
Glencore PLC (a)	338,925	2,312,864
GPT Group REIT	344,477	1,062,002
GrainCorp, Ltd. Class A	55,878	308,949
Growthpoint Properties Australia, Ltd. REIT	169,544	376,049
Helia Group, Ltd.	247,226	456,982
Iluka Resources, Ltd.	54,646	380,309
Incitec Pivot, Ltd.	198,704	544,133
JB Hi-Fi, Ltd. (b)	6,556	201,626
McMillan Shakespeare, Ltd.	46,449	467,486
NRW Holdings, Ltd.	268,659	503,524
Rio Tinto PLC	9,935	668,811
Scentre Group REIT	776,025	1,582,849
Seven West Media, Ltd. (a)(b)	449,266	126,922
SmartGroup Corp., Ltd.	73,807	241,426
Sonic Healthcare, Ltd.	61,518	1,358,877
Stockland REIT	123,088	321,367
Vicinity Centres REIT (b)	1,125,633	1,567,202
		17,149,552
AUSTRIA — 0.1%
Strabag SE	3,520	146,516
CHINA — 0.0% (c)
Kerry Logistics Network, Ltd.	23,500	41,401
DENMARK — 2.2%
AP Moller - Maersk A/S Class A	36	76,430
AP Moller - Maersk A/S Class B	522	1,131,673
D/S Norden A/S	8,469	445,417
Matas A/S	10,974	109,473
Novo Nordisk A/S Class B	4,103	514,672
Solar A/S Class B	2,952	251,101
Sydbank A/S	20,722	775,132
		3,303,898
FINLAND — 1.7%
Citycon Oyj (a)	28,055	189,293
Nokia Oyj	110,676	545,290
Nordea Bank Abp	172,411	1,811,867
		2,546,450
FRANCE — 11.1%
Arkema SA	7,039	625,849
BNP Paribas SA	790	44,392
Capgemini SE	8,384	1,515,805
Carmila SA REIT (a)	33,958	486,137
Cie de Saint-Gobain	30,561	1,409,215
Cie des Alpes (a)	7,574	110,867
Coface SA	61,872	757,407
Derichebourg SA	36,040	194,969
Eiffage SA	15,482	1,524,418
Security Description	Shares	Value
Engie SA	116,263	$1,767,405
Ipsen SA	12,987	1,451,755
LVMH Moet Hennessy Louis Vuitton SE	798	619,271
Publicis Groupe SA (a)	24,650	1,622,375
Rexel SA (a)	37,360	686,539
Sanofi	24,684	2,229,688
Societe Generale SA	64,147	1,614,517
TotalEnergies SE	2,147	134,188
		16,794,797
GEORGIA — 0.5%
TBC Bank Group PLC	28,162	741,638
GERMANY — 6.6%
Bayer AG	35,152	2,040,113
Bayerische Motoren Werke AG	18,777	1,704,926
Bilfinger SE	19,501	558,718
Deutsche Bank AG	157,091	1,669,615
Deutsche Telekom AG	7,959	161,908
Elmos Semiconductor SE	8,935	557,773
GFT Technologies SE	10,989	420,223
Mercedes-Benz Group AG	9,072	616,381
Merck KGaA	2,073	379,805
Northern Data AG (a)	8,033	63,066
RWE AG	14,899	655,868
Telefonica Deutschland Holding AG	185,105	442,725
Volkswagen AG	279	53,860
Wacker Chemie AG	5,582	716,925
		10,041,906
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	208,800	39,027
PAX Global Technology, Ltd.	368,000	316,021
Sun Hung Kai & Co., Ltd.	156,000	56,933
WH Group, Ltd. (d)	439,590	257,563
		669,544
INDONESIA — 1.0%
Bumitama Agri, Ltd.	565,000	255,162
First Pacific Co., Ltd.	1,760,000	552,327
Golden Agri-Resources, Ltd.	3,234,100	690,404
		1,497,893
ISRAEL — 1.0%
Bank Leumi Le-Israel BM	145,698	1,335,614
Delek Automotive Systems, Ltd.	17,547	234,150
		1,569,764
ITALY — 0.4%
Unipol Gruppo SpA	108,647	555,765
JAPAN — 23.1%
Astellas Pharma, Inc.	29,400	455,983
Brother Industries, Ltd.	66,400	1,078,414
Canon, Inc. (b)	67,100	1,568,443
Citizen Watch Co., Ltd.	9,800	43,034

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

Security Description	Shares	Value
Dai Nippon Printing Co., Ltd.	36,000	$745,619
Dentsu Group, Inc.	21,900	709,180
Dexerials Corp.	19,000	455,991
Electric Power Development Co., Ltd.	2,900	44,745
Fujikura, Ltd.	83,900	688,692
Idec Corp.	17,600	423,644
ITOCHU Corp.	21,500	675,252
Jaccs Co., Ltd.	4,900	139,903
Japan Post Holdings Co., Ltd.	214,200	1,678,937
Japan Post Insurance Co., Ltd.	77,000	1,280,568
Japan Tobacco, Inc.	82,700	1,691,991
Kawasaki Kisen Kaisha, Ltd. (b)	15,000	287,326
KDDI Corp.	50,800	1,511,024
Marubeni Corp.	152,500	1,725,137
Mazda Motor Corp.	164,000	1,303,872
Mitsubishi Corp.	18,700	629,800
Mitsui & Co., Ltd.	68,600	1,991,027
Mitsui OSK Lines, Ltd. (b)	30,700	760,388
NGK Insulators, Ltd.	11,700	155,291
NGK Spark Plug Co., Ltd.	33,700	660,300
Nippon Express Holdings, Inc.	6,600	390,958
Nippon Kayaku Co., Ltd.	16,300	149,320
Nippon Telegraph & Telephone Corp.	58,600	1,624,918
Nippon Yusen KK (b)	53,100	1,181,976
Nomura Real Estate Holdings, Inc.	21,600	523,204
Ono Pharmaceutical Co., Ltd.	33,500	858,543
Osaka Soda Co., Ltd.	4,900	148,172
Renesas Electronics Corp. (a)	99,000	970,963
Seiko Epson Corp.	44,800	704,988
Sekisui House, Ltd.	36,400	681,542
Shiga Bank, Ltd.	6,200	118,731
Sompo Holdings, Inc.	1,000	44,109
Sumitomo Forestry Co., Ltd.	39,500	689,675
Taisei Corp.	18,800	571,504
Takeda Pharmaceutical Co., Ltd.	60,500	1,778,895
TDK Corp.	33,000	1,189,497
Tokyo Gas Co., Ltd.	40,300	741,319
Tokyotokeiba Co., Ltd. (b)	3,200	94,435
Topcon Corp.	15,800	192,669
TOPPAN, INC.	63,000	981,297
Toyo Seikan Group Holdings, Ltd.	3,700	43,172
Toyota Motor Corp.	9,900	145,745
Yamaha Motor Co., Ltd.	19,200	480,955
		35,011,148
LUXEMBOURG — 0.6%
ArcelorMittal SA	31,366	860,028
NETHERLANDS — 3.8%
ASML Holding NV	1,705	1,040,936
ASR Nederland NV	15,456	707,401
Koninklijke Ahold Delhaize NV	16,910	492,793
Koninklijke KPN NV	12,733	39,171
Security Description	Shares	Value
NN Group NV	7,723	$330,054
OCI NV (a)	4,067	172,172
Shell PLC	88,008	2,575,625
TKH Group NV	11,303	445,025
		5,803,177
NORWAY — 2.3%
DNO ASA	36,185	46,245
Elkem ASA (a)(d)	211,057	781,573
Equinor ASA	45,003	1,733,101
Grieg Seafood ASA	47,230	335,323
Norsk Hydro ASA	44,519	335,233
Stolt-Nielsen, Ltd.	3,370	86,407
Wallenius Wilhelmsen ASA	25,516	239,032
		3,556,914
SINGAPORE — 1.5%
Sembcorp Industries, Ltd.	198,900	470,638
STMicroelectronics NV	44,493	1,722,186
		2,192,824
SPAIN — 1.7%
Aedas Homes SA (d)	4,355	68,068
Banco Bilbao Vizcaya Argentaria SA	327,283	1,928,693
CIE Automotive SA	14,482	369,070
Prosegur Cia de Seguridad SA	40,935	75,598
Telefonica SA (b)	30,525	113,940
		2,555,369
SWEDEN — 3.9%
Betsson AB Class B (a)	34,431	281,915
BICO Group AB (a)	12,395	92,362
Bilia AB Class A	29,890	336,541
Boliden AB (a)	35,535	1,342,274
Coor Service Management Holding AB (d)	58,866	365,381
Evolution AB (d)	4,098	422,110
Inwido AB	58,971	593,820
Loomis AB	25,487	753,125
New Wave Group AB Class B	39,347	797,288
SSAB AB Class A	126,843	734,516
Swedish Orphan Biovitrum AB (a)	5,890	127,425
		5,846,757
SWITZERLAND — 8.9%
Aryzta AG (a)	655,889	807,739
Holcim AG (a)	28,757	1,502,260
Mobilezone Holding AG	41,023	714,671
Novartis AG	38,889	3,459,353
Roche Holding AG Bearer Shares	217	87,172
Roche Holding AG	10,858	3,546,482
Swiss Life Holding AG	2,484	1,327,906
UBS Group AG	114,017	2,103,919
		13,549,502

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 12.7%
3i Group PLC	101,689	$1,670,797
AstraZeneca PLC	5,008	677,786
Balfour Beatty PLC	133,438	520,755
Barclays PLC	51,320	100,386
BP PLC	425,980	2,543,839
British American Tobacco PLC	57,192	2,344,987
Burberry Group PLC	61,549	1,626,729
CK Hutchison Holdings, Ltd.	122,000	709,214
Coca-Cola Europacific Partners PLC	21,100	1,120,199
Diageo PLC	2,894	133,651
Inchcape PLC	72,230	731,529
Legal & General Group PLC	522,316	1,602,254
Lloyds Banking Group PLC	1,354,170	772,707
Man Group PLC	217,981	552,741
Morgan Sindall Group PLC	18,076	357,319
NatWest Group PLC	521,936	1,659,918
OSB Group PLC	106,990	615,928
Redde Northgate PLC	91,553	417,102
Tesco PLC	411,376	1,133,443
		19,291,284
UNITED STATES — 3.8%
GSK PLC	91,555	1,556,806
Inmode, Ltd. (a)	9,200	353,188
Nestle SA	16,587	1,974,243
Stellantis NV	118,761	1,873,510
		5,757,747
TOTAL COMMON STOCKS (Cost $150,934,955)		149,483,874

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.70% (e)(f)	270,081	270,081
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(h)	3,837,416	$3,837,416
TOTAL SHORT-TERM INVESTMENTS (Cost $4,107,497)		4,107,497
TOTAL INVESTMENTS — 101.3% (Cost $155,042,452)		153,591,371
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(1,962,604)
NET ASSETS — 100.0%		$151,628,767
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of November 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at November 30, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended November 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At November 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	25	12/16/2022	$2,384,345	$2,474,750	$90,405
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,453,873	$146,030,001	$—	$149,483,874
Short-Term Investments	4,107,497	—	—	4,107,497
TOTAL INVESTMENTS	$7,561,370	$146,030,001	$—	$153,591,371
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$90,405	$—	$—	$90,405
TOTAL OTHER FINANCIAL INSTRUMENTS:	$90,405	$—	$—	$90,405
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$7,651,775	$146,030,001	$—	$153,681,776
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of November 30, 2022

% of Net Assets
Pharmaceuticals	12.6%
Banks	7.2
Metals & Mining	5.7
Insurance	5.5
Oil, Gas & Consumable Fuels	4.6
Automobiles	4.1
Capital Markets	4.0
Trading Companies & Distributors	3.9
Equity Real Estate Investment Trusts (REITs)	3.6
Food Products	3.2
Semiconductors & Semiconductor Equipment	2.8
Marine	2.8
Tobacco	2.7
Commercial Services & Supplies	2.4
Construction & Engineering	2.4
Technology Hardware, Storage & Peripherals	2.2
Food & Staples Retailing	2.2
Chemicals	2.1
Textiles, Apparel & Luxury Goods	2.0
Media	1.6
Diversified Telecommunication Services	1.6
Multi-Utilities	1.5
Electronic Equipment, Instruments & Components	1.4
Building Products	1.3
IT Services	1.3
Specialty Retail	1.0
Electrical Equipment	1.0
Wireless Telecommunication Services	1.0
Construction Materials	1.0
Road & Rail	0.9
Household Durables	0.9
Health Care Providers & Services	0.9
Beverages	0.8
Thrifts & Mortgage Finance	0.7
Auto Components	0.7
Hotels, Restaurants & Leisure	0.6
Real Estate Management & Development	0.5
Gas Utilities	0.5
Distributors	0.5
Industrial Conglomerates	0.5
Professional Services	0.5
Independent Power and Renewable Electricity Producers	0.5
Communications Equipment	0.4
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2022 (Unaudited)

% of Net Assets
Air Freight & Logistics	0.3%
Health Care Equipment & Supplies	0.2
Consumer Finance	0.1
Aerospace & Defense	0.1
Machinery	0.1
Biotechnology	0.1
Life Sciences Tools & Services	0.1
Software	0.0*
Containers & Packaging	0.0*
Transportation Infrastructure	0.0*
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/22	Value at 8/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/22	Value at 11/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	$100	$18,878,643	$18,608,662	$—	$—	270,081	$270,081	$9,664
State Street Navigator Securities Lending Portfolio II	1,198,958	1,198,958	21,358,918	18,720,460	—	—	3,837,416	3,837,416	7,557
Total		$1,199,058	$40,237,561	$37,329,122	$—	$—		$4,107,497	$17,221
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments
November 30, 2022 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund ’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Schedule of Investments  (continued)
November 30, 2022 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2022 is disclosed in the Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities.Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Fund	Strategies
State Street International Stock Selection Fund	Exposing cash reserves to markets
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2022, are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.